Thornburg Investment Trust

SUPPLEMENT DATED FEBRUARY 13, 2015 TO THE SUMMARY PROSPECTUS FOR THORNBURG DEVELOPING WORLD FUND DATED FEBRUARY 1, 2015, THE SUMMARY PROSPECTUS FOR THE RETIREMENT PLAN SHARES OF THORNBURG DEVELOPING WORLD FUND DATED FEBRUARY 1, 2015, THE THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2015, THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2015, THE THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2015, AND THE THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT PLAN SHARES DATED FEBRUARY 1, 2015.

SUMMARY PROSPECTUS FOR THORNBURG DEVELOPING WORLD FUND dated February 1, 2015

The sub-caption “Portfolio Manager” appearing under the caption “Management” on page 3 of the Summary Prospectus and the disclosure under that sub-caption are deleted and replaced with the following disclosure:

Portfolio Managers:

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

SUMMARY PROSPECTUS FOR THE RETIREMENT PLAN SHARES OF THORNBURG DEVELOPING WORLD FUND dated February 1, 2015

The sub-caption “Portfolio Manager” appearing under the caption “Management” on page 3 of the Summary Prospectus and the disclosure under that caption are deleted and replaced with the following disclosure:

Portfolio Managers:

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

THORNBURG FUNDS PROSPECTUS dated February 1, 2015

The sub-caption “Portfolio Manager” appearing under the caption “Management” on page 72 of the Prospectus and the disclosure under that sub-caption are deleted and replaced with the following disclosure:

Portfolio Managers:

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

The disclosure on page 102 of the Prospectus under the caption “Developing World Fund” is deleted, and replaced with the following disclosure:

Ben Kirby, CFA, a managing director of Thornburg, has been a portfolio manager of Developing World Fund commencing in 2015. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, was promoted to associate portfolio manager in 2011 and was promoted to portfolio manager in 2013. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Charles Wilson, PhD, a managing director of Thornburg, has been a portfolio manager of Developing World Fund commencing in 2015. Mr. Wilson joined Thornburg in 2012 as an assistant portfolio manager and was promoted to portfolio manager in 2014. Mr. Wilson holds a PhD in geophysics from the University of Colorado at Boulder and a BS in geology from the University of Arizona in Tucson. Mr. Wilson previously served as a co-portfolio manager for Marsico Capital Management in Denver.

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS dated February 1, 2015

The sub-caption “Portfolio Manager” appearing under the caption “Management” on page 36 of the Prospectus and the disclosure under that sub-caption are deleted and replaced with the following disclosure:

Portfolio Managers:

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

The disclosure on page 54 of the Prospectus under the caption “Developing World Fund” is deleted, and replaced with the following disclosure:

Ben Kirby, CFA, a managing director of Thornburg, has been a portfolio manager of Developing World Fund commencing in 2015. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, was promoted to associate portfolio manager in 2011 and was promoted to portfolio manager in 2013. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Charles Wilson, PhD, a managing director of Thornburg, has been a portfolio manager of Developing World Fund commencing in 2015. Mr. Wilson joined Thornburg in 2012 as an assistant portfolio manager and was promoted to portfolio manager in 2014. Mr. Wilson holds a PhD in geophysics from the University of Colorado at Boulder and a BS in geology from the University of Arizona in Tucson. Mr. Wilson previously served as a co-portfolio manager for Marsico Capital Management in Denver.

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION dated February 1, 2015

The references to Lewis Kaufman and the information related to Mr. Kaufman are deleted from the Statement of Additional Information.

The following disclosure is inserted into page 79 of the Statement of Additional Information, in place of the disclosure which currently appears on that page for Ben Kirby:

Ben Kirby (as of February 13, 2015)
Registered Investment Companies:	Accounts:	2	Assets: $	22,470,549,433
Other Pooled Investment Vehicles:	Accounts:	1	Assets: $	4,841,498
Other Accounts:	Accounts:	0	Assets: $	0

The following disclosure is inserted into page 80 of the Statement of Additional Information, immediately following the disclosure relating to Lei Wang:

Charles Wilson (as of February 13, 2015)
Registered Investment Companies:	Accounts:	2	Assets: $	3,287,235,049
Other Pooled Investment Vehicles:	Accounts:	11	Assets: $	1,557,116,472
Other Accounts:	Accounts:	5,194	Assets: $	3,394,192,444

The disclosure appearing on page 81 of the Statement of Additional Information relating to Ben Kirby is deleted and replaced by the following disclosure:

Ben Kirby
Income Builder Fund	$500,000 - $1,000,000	(as of February 13, 2015)
Developing World Fund	$50,000 - $100,000	(as of February 13, 2015)

The following disclosure is inserted into page 81 of the Statement of Additional Information, immediately following the disclosure relating to Lei Wang:

Charles Wilson
Developing World Fund	$1 - $10,000	(as of February 13, 2015)

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT PLAN SHARES dated February 1, 2015

The references to Lewis Kaufman and the information related to Mr. Kaufman are deleted from the Statement of Additional Information.

The following disclosure is inserted into page 65 of the Statement of Additional Information, in place of the disclosure which currently appears on that page for Ben Kirby:

Ben Kirby (as of February 13, 2015)
Registered Investment Companies:	Accounts:	2	Assets: $	22,470,549,433
Other Pooled Investment Vehicles:	Accounts:	1	Assets: $	4,841,498
Other Accounts:	Accounts:	0	Assets: $	0

The following disclosure is inserted into page 65 of the Statement of Additional Information, immediately following the disclosure relating to Lei Wang:

Charles Wilson (as of February 13, 2015)
Registered Investment Companies:	Accounts:	2	Assets: $	3,287,235,049
Other Pooled Investment Vehicles:	Accounts:	11	Assets: $	1,557,116,472
Other Accounts:	Accounts:	5,194	Assets: $	3,394,192,444

The disclosure appearing on page 66 of the Statement of Additional Information relating to Ben Kirby is deleted and replaced by the following disclosure

Ben Kirby
Income Builder Fund	$500,000 - $1,000,000	(as of February 13, 2015)
Developing World Fund	$50,000 - $100,000	(as of February 13, 2015)

The following disclosure is inserted into page 67 of the Statement of Additional Information, immediately following the disclosure relating to Lei Wang:

Charles Wilson
Developing World Fund	$1 - $10,000	(as of February 13, 2015)